S000033328 [Member] Expense Example, No Redemption - Columbia Commodity Strategy Fund	May 31, 2026 USD ($)
Columbia Commodity Strategy Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Columbia Commodity Strategy Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	683
Expense Example, No Redemption, 3 Years	915
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	1,880
Columbia Commodity Strategy Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	282
Expense Example, No Redemption, 5 Years	491
Expense Example, No Redemption, 10 Years	1,094
Columbia Commodity Strategy Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 918